Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income (loss)	$ (64,351)	$ (79,065)	$ 15,527
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	14,700	13,565	7,096
Restructuring and other charges	19,080	708
Fair value of warrants deducted from revenues	13,842	22,500	25,423
Share based compensation	22,589	22,649	15,133
Amortization of premium and accretion of discount on marketable securities, net	756	1,820	1,279
Realized loss (gain) on sale of marketable securities	134	10	(32)
Change in operating assets and liabilities:
Trade receivables, net	(19,220)	(15,891)	1,782
Inventories, net	11,028	(29,004)	(14,079)
Deposits and other long-term assets	(2,282)	(4,251)	(110)
Prepaid expenses and other current assets	(6,492)	(8,635)	(4,134)
Deferred taxes	(544)	8,530	(2,064)
Operating lease right-of-use assets and liabilities, net	(179)	(2,918)	211
Trade payables	(6,491)	(26,948)	12,865
Employees and payroll accruals	(1,089)	(7,674)	9,698
Deferred revenues and customers’ advances	(4,990)	(1,426)	(21,668)
Accrued expenses and other current liabilities	(10,547)	6,482	5,648
Accrued severance pay, net	(152)	(237)	309
Other non-current liabilities	(474)	13	760
Loss from sale and disposal of property, plant and equipment		425
Net cash provided by (used in) operating activities	(34,682)	(99,347)	53,644
Cash flows from investing activities:
Purchase of property, plant and equipment	(7,006)	(18,042)	(14,477)
Acquisition of intangible assets and capitalization of software development costs		(308)	(130)
Proceeds from sale of property, plant and equipment		71
Investment in equity securities		(820)	(351)
Cash paid in connection with acquisition, net of cash acquired		(14,654)	(14,991)
Proceeds from (investment in) short-term bank deposits, net	39,433	(265,865)	215,636
Proceeds from sale of marketable securities	7,240	1,945	1,000
Proceeds from maturity of marketable securities	20,522	27,898	13,526
Investment in marketable securities	(33,977)	(137,500)	(110,458)
Net cash provided by (used in) investing activities	26,212	(407,275)	89,755
Cash flows from financing activities:
Proceeds from public offering, net of issuance costs			339,760
Exercise of employee stock options	293	619	4,850
Payment of withholding taxes related to exercise of share-based awards	(1,045)	(951)	(2,235)
Repurchase of ordinary shares	(55,770)
Net cash provided by (used in) financing activities	(56,522)	(332)	342,375
Increase (decrease) in cash and cash equivalents	(64,992)	(506,954)	485,774
Cash and cash equivalents at the beginning of the period	104,597	611,551	125,777
Cash and cash equivalents at the end of the period	39,605	104,597	611,551
Supplemental disclosure of cash flow information
Cash paid during the year for income taxes	1,947	13,171	435
Non-cash investing and financing activities:
Purchase of property, plant and equipment	314	1,692	2,461
Inventory transferred to be used as property, plant and equipment	531	6,792	3,572
Property, plant and equipment transferred to be used as inventory	865
Right-of-use asset recognized with corresponding lease liability	$ 2,934	$ 7,585	$ 5,688